Income taxes (Disclosure of company's deferred tax assets ) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	$ 3,147,000	$ 1,291,000
Unrecognized deferred tax assets	(3,147,000)	(1,291,000)
Net deferred tax assets	0	0
Share issue costs [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	24,000	30,000
Debt with accretion [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	0	1,000
Marketable securities [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	83,000	0
Non-capital losses available for future periods [Member]
Components Of Deferred Income Tax Assets And Liabilities [Line Items]
Deferred tax assets	$ 3,040,000	$ 1,260,000